Capital management	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital management	Capital management
The Company’s capital management objectives are to maintain financial flexibility in order to pursue its strategy of organic and acquisition growth and to provide returns to its shareholders. The Company defines capital as the aggregate of its capital stock and borrowings.
Total managed capital is as follows:

	2020	2019
	$	$
Borrowings	15	36
Share capital	264,357	89,745
	264,372	89,781

The Company manages its capital structure in accordance with changes in economic conditions. In order to maintain or adjust its capital structure, the Company may elect to issue or repay financial liabilities, issue shares, repurchase shares, pay dividends or undertake any other activities as deemed appropriate under the specific circumstances. The Company is not subject to any externally imposed capital requirements.